International Growth and Income Fund
Investment portfolio
September 30, 2023
unaudited

Common stocks 93.94% Financials 17.19%	Shares	Value (000)
AXA SA	6,330,677	$187,517
AIA Group, Ltd.	18,220,330	147,385
Edenred SA	2,288,388	142,979
Ping An Insurance (Group) Company of China, Ltd., Class H	22,876,500	129,577
DNB Bank ASA	5,507,214	110,923
Zurich Insurance Group AG	231,835	106,235
HDFC Bank, Ltd.	5,701,230	104,405
Resona Holdings, Inc.[1]	18,568,800	102,625
Société Générale	3,676,949	88,946
Tokio Marine Holdings, Inc.[1]	3,417,800	78,788
Hiscox, Ltd.	5,926,470	72,505
UniCredit SpA	2,626,151	62,842
Hana Financial Group, Inc.	1,871,918	58,869
Euronext NV	759,911	52,883
KB Financial Group, Inc.	1,277,223	52,533
Banco Santander, SA	13,650,710	51,837
Bank Hapoalim BM	5,191,683	46,162
HSBC Holdings PLC	5,615,784	43,994
London Stock Exchange Group PLC	424,575	42,622
Aon PLC, Class A	129,830	42,093
Banco Bilbao Vizcaya Argentaria, SA	4,913,320	40,007
Grupo Financiero Banorte, SAB de CV, Series O	4,578,219	38,383
Bank Mandiri (Persero) Tbk PT	93,955,000	36,628
Erste Group Bank AG	1,051,535	36,325
DBS Group Holdings, Ltd.	1,421,724	34,910
Hang Seng Bank, Ltd.	2,561,386	31,819
Bank Leumi Le Israel BM	3,447,541	28,506
HDFC Life Insurance Co., Ltd.	3,655,613	28,057
Industrial and Commercial Bank of China, Ltd., Class H	57,621,000	27,758
Prudential PLC	2,525,830	27,198
Toronto-Dominion Bank (The)[1]	414,659	24,982
Israel Discount Bank, Ltd., Class A	4,112,918	22,202
Tryg A/S	1,145,059	20,942
CaixaBank, SA, non-registered shares	5,080,828	20,323
Kotak Mahindra Bank, Ltd.	948,000	19,818
Dai-ichi Life Holdings, Inc.	943,100	19,622
ICICI Bank, Ltd. (ADR)	767,422	17,743
Skandinaviska Enskilda Banken AB, Class A	1,448,432	17,252
Discovery, Ltd.	2,280,096	16,538
China Merchants Bank Co., Ltd., Class H	3,863,500	16,030
ICICI Securities, Ltd.	2,062,200	15,421
XP, Inc., Class A	651,465	15,016
Macquarie Group, Ltd.	129,301	13,913
Brookfield Corp., Class A (CAD denominated)	439,439	13,740
Canara Bank	2,810,000	12,715
3i Group PLC	499,590	12,575
International Growth and Income Fund — Page 1 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
ING Groep NV	888,582	$11,738
United Overseas Bank, Ltd.	534,500	11,127
Hong Kong Exchanges and Clearing, Ltd.	266,600	9,939
Postal Savings Bank of China Co., Ltd., Class H	19,743,000	9,926
Banca Generali SpA	272,292	9,621
B3 SA - Brasil, Bolsa, Balcao	3,580,000	8,753
Intesa Sanpaolo SpA	3,349,070	8,606
ABN AMRO Bank NV	529,665	7,500
AU Small Finance Bank, Ltd.	549,500	4,718
Piraeus Financial Holdings SA2	726	2
Sberbank of Russia PJSC[3]	22,898,260	— [4]
Moscow Exchange MICEX-RTS PJSC[3]	16,180,772	— [4]
		2,416,073
Industrials 13.39%
Airbus SE, non-registered shares	2,289,417	306,284
BAE Systems PLC	17,761,565	215,605
CCR SA, ordinary nominative shares	37,154,931	95,279
ABB, Ltd.	2,493,286	89,101
Ryanair Holdings PLC (ADR)[2]	834,220	81,094
Alliance Global Group, Inc.	350,520,000	76,379
SMC Corp.	154,600	69,204
RELX PLC	1,853,124	62,496
TFI International, Inc.	246,618	31,668
TFI International, Inc. (CAD denominated)[1]	219,069	28,135
Bunzl PLC	1,555,074	55,194
Daikin Industries, Ltd.	334,900	52,541
Safran SA	326,090	50,985
Rheinmetall AG	166,879	43,025
InPost SA2	3,463,789	40,156
Mitsui & Co., Ltd.	1,025,200	37,157
SITC International Holdings Co., Ltd.	20,829,267	34,967
Epiroc AB, Class A	875,571	16,573
Epiroc AB, Class B	860,889	13,765
Siemens AG	207,907	29,806
Caterpillar, Inc.	101,916	27,823
Nidec Corp.	598,900	27,744
LIXIL Corp.[1]	2,276,255	26,497
Experian PLC	783,809	25,606
Canadian National Railway Co.	215,801	23,370
BELIMO Holding AG	48,841	23,150
Canadian Pacific Kansas City, Ltd. (CAD denominated)	306,948	22,816
Brenntag SE	282,889	21,968
Techtronic Industries Co., Ltd.	2,232,326	21,674
Adecco Group AG	462,870	18,986
AB Volvo, Class B	904,434	18,617
Interpump Group SpA	401,700	18,404
DHL Group	423,312	17,253
Rentokil Initial PLC	2,039,839	15,122
Wizz Air Holdings PLC[2]	628,857	14,635
Diploma PLC	399,672	14,602
Fluidra, SA, non-registered shares	697,427	14,178
ITOCHU Corp.[1]	370,900	13,401
Hitachi, Ltd.	183,900	11,401
ASSA ABLOY AB, Class B	523,170	11,398
International Growth and Income Fund — Page 2 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
IMCD NV	89,926	$11,367
Shenzhen Inovance Technology Co., Ltd., Class A	1,036,200	9,494
Komatsu, Ltd.	333,500	9,013
DSV A/S	40,031	7,463
Polycab India, Ltd.	95,000	6,115
Melrose Industries PLC	1,059,130	6,036
VAT Group AG	14,988	5,337
Aalberts NV, non-registered shares	133,934	4,884
Thales SA	25,479	3,575
		1,881,343
Information technology 10.39%
Taiwan Semiconductor Manufacturing Co., Ltd.	19,336,407	313,793
ASML Holding NV	487,896	286,512
Tokyo Electron, Ltd.	1,039,035	141,397
MediaTek, Inc.	5,539,400	126,550
Samsung Electronics Co., Ltd.	2,025,800	102,637
Broadcom, Inc.	120,254	99,881
SAP SE	587,165	76,217
TDK Corp.	1,371,575	50,794
Capgemini SE	278,015	48,274
Keyence Corp.	119,000	44,229
ASM International NV	91,425	38,179
Nokia Corp.	8,268,710	31,098
Sage Group PLC (The)	2,253,267	27,118
Kingdee International Software Group Co., Ltd.[2]	16,177,000	19,842
ASMPT, Ltd.	2,164,500	19,332
Halma PLC	500,691	11,763
eMemory Technology, Inc.	133,000	8,321
Nomura Research Institute, Ltd.	235,800	6,136
Fujitsu, Ltd.	44,300	5,212
Vanguard International Semiconductor Corp.	1,768,705	3,730
		1,461,015
Consumer discretionary 10.32%
LVMH Moët Hennessy-Louis Vuitton SE	243,446	183,662
Renault SA	3,368,672	137,931
Evolution AB	948,014	95,529
InterContinental Hotels Group PLC	1,228,271	90,551
Industria de Diseño Textil, SA	2,168,318	80,703
Restaurant Brands International, Inc. (CAD denominated)	1,126,260	75,001
Midea Group Co., Ltd., Class A	9,159,002	69,626
MGM China Holdings, Ltd.[2]	52,132,400	67,890
B&M European Value Retail SA	8,798,890	62,858
Prosus NV, Class N	1,868,934	55,077
Sands China, Ltd.[2]	17,981,935	54,683
Sodexo SA	518,438	53,393
Wynn Macau, Ltd.[1,2]	52,978,800	50,562
Galaxy Entertainment Group, Ltd.	7,903,000	47,273
Stellantis NV	2,049,516	39,311
adidas AG	181,134	31,891
Paltac Corp.[1]	977,000	30,639
Valeo SA, non-registered shares	1,787,856	30,627
Trip.com Group, Ltd.[2]	449,650	15,864
Trip.com Group, Ltd. (ADR)[2]	417,730	14,608
International Growth and Income Fund — Page 3 of 10

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Alibaba Group Holding, Ltd.[2]	2,464,600	$26,720
Coupang, Inc., Class A2	1,306,227	22,206
Cie. Financière Richemont SA, Class A	164,652	20,062
D’Ieteren Group	118,469	19,930
Entain PLC	1,503,506	17,113
Amadeus IT Group SA, Class A, non-registered shares	209,138	12,603
Games Workshop Group PLC	96,421	12,425
Kering SA	25,972	11,808
Nitori Holdings Co., Ltd.	59,300	6,640
MercadoLibre, Inc.[2]	3,892	4,935
Dixon Technologies (India), Ltd.	72,747	4,626
Balkrishna Industries, Ltd.	113,180	3,482
Meituan, Class B2	22,440	326
		1,450,555
Health care 10.18%
AstraZeneca PLC	3,245,617	436,785
Novo Nordisk AS, Class B	4,216,506	383,558
Sanofi	2,093,366	224,623
EssilorLuxottica SA	448,411	77,946
Bayer AG	1,376,070	66,092
Grifols, SA, Class B (ADR)[2]	3,998,615	36,547
WuXi Biologics (Cayman), Inc.[2]	5,211,500	30,608
Genus PLC	927,078	23,675
Siemens Healthineers AG	459,225	23,326
Lonza Group AG	49,968	23,118
HOYA Corp.	220,600	22,734
Argenx SE (ADR)[2]	35,874	17,637
Innovent Biologics, Inc.[2]	3,400,573	16,518
Roche Holding AG, nonvoting non-registered shares	56,362	15,374
Eisai Co., Ltd.	238,500	13,240
Hypera SA, ordinary nominative shares	1,258,800	9,301
BeiGene, Ltd. (ADR)[2]	51,159	9,202
Euroapi SA2	42,755	539
		1,430,823
Consumer staples 9.98%
Philip Morris International, Inc.	3,280,799	303,736
British American Tobacco PLC	7,182,587	225,476
Nestlé SA	1,062,012	119,924
Kweichow Moutai Co., Ltd., Class A	481,393	119,434
Carlsberg A/S, Class B	732,231	92,269
Pernod Ricard SA	414,157	68,941
Imperial Brands PLC	3,176,615	64,507
Anheuser-Busch InBev SA/NV	1,146,637	63,143
KT&G Corp.	916,392	58,598
Carrefour SA, non-registered shares	2,932,114	50,425
Arca Continental, SAB de CV	4,965,089	45,094
Ocado Group PLC[2]	5,089,253	37,027
Japan Tobacco, Inc.	1,585,200	36,480
Asahi Group Holdings, Ltd.	841,600	31,465
L’Oréal SA, non-registered shares	64,943	26,896
Foshan Haitian Flavouring and Food Co., Ltd., Class A	4,163,670	21,845
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	7,255,300	14,446
International Growth and Income Fund — Page 4 of 10

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Reckitt Benckiser Group PLC	189,678	$13,405
Danone SA	187,274	10,318
		1,403,429
Energy 7.12%
TotalEnergies SE	4,931,063	324,500
BP PLC	23,341,592	150,713
Cameco Corp. (CAD denominated)	2,344,074	93,004
TC Energy Corp. (CAD denominated)[1]	2,192,970	75,416
Canadian Natural Resources, Ltd. (CAD denominated)	1,139,064	73,665
Schlumberger NV	1,154,652	67,316
TechnipFMC PLC	3,178,462	64,650
Saudi Arabian Oil Co.	5,043,044	47,066
Woodside Energy Group, Ltd.	1,430,825	33,336
Aker BP ASA	1,009,237	27,893
Gaztransport & Technigaz SA	209,328	25,716
Tourmaline Oil Corp.	352,710	17,749
Gazprom PJSC[3]	33,392,872	— [4]
Sovcomflot PAO[3]	16,933,870	— [4]
LUKOIL Oil Co. PJSC[3]	476,875	— [4]
		1,001,024
Communication services 5.85%
Publicis Groupe SA	1,883,073	142,203
Koninklijke KPN NV	34,432,556	113,486
Nippon Telegraph and Telephone Corp.	76,005,100	89,769
Tencent Holdings, Ltd.	1,997,900	77,429
Telefónica, SA, non-registered shares	17,860,700	73,083
América Móvil, SAB de CV, Class B (ADR)	3,373,296	58,425
SoftBank Corp.[1]	4,791,000	54,182
MTN Group, Ltd.	7,642,157	45,428
BT Group PLC	29,829,098	42,371
Vodafone Group PLC	33,745,113	31,511
Singapore Telecommunications, Ltd.	14,396,600	25,395
KANZHUN, Ltd., Class A (ADR)[2]	1,502,765	22,797
Deutsche Telekom AG	812,207	17,056
Universal Music Group NV	612,722	15,934
NetEase, Inc.	646,400	12,977
		822,046
Materials 5.47%
Vale SA, ordinary nominative shares	6,294,947	84,633
Vale SA (ADR), ordinary nominative shares	4,927,283	66,026
Glencore PLC	18,884,787	107,998
Linde PLC	256,852	95,639
Barrick Gold Corp.	5,484,916	79,805
Barrick Gold Corp. (CAD denominated)	607,501	8,825
Rio Tinto PLC	672,955	42,273
Nutrien, Ltd. (CAD denominated)[1]	642,591	39,684
Air Liquide SA, non-registered shares	218,390	36,802
Asahi Kasei Corp.	4,460,825	28,040
Fortescue Metals Group, Ltd.	1,906,740	25,571
Holcim, Ltd.	390,758	25,019
UPM-Kymmene OYJ	685,437	23,445
Fresnillo PLC	3,228,377	21,613
International Growth and Income Fund — Page 5 of 10

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Shin-Etsu Chemical Co., Ltd.[1]	714,400	$20,735
Sika AG	79,196	20,073
Grupo México, SAB de CV, Series B	4,000,000	18,933
DSM-Firmenich AG	150,586	12,721
Givaudan SA	3,292	10,776
Alrosa PJSC[3]	3,661,021	— [4]
		768,611
Utilities 2.29%
Engie SA	8,175,449	125,357
ENN Energy Holdings, Ltd.	7,226,401	59,727
Brookfield Infrastructure Partners, LP	1,636,687	48,031
Enel SpA	5,676,053	34,830
Veolia Environnement SA	812,403	23,503
Iberdrola, SA, non-registered shares	1,991,767	22,239
National Grid PLC	629,483	7,514
		321,201
Real estate 1.76%
CK Asset Holdings, Ltd.	16,181,120	85,110
Prologis Property Mexico, SA de CV, REIT	12,300,000	42,312
Mitsubishi Estate Co., Ltd.	3,012,200	39,376
Longfor Group Holdings, Ltd.[1]	16,470,101	29,111
Link REIT	5,817,125	28,356
KE Holdings, Inc., Class A (ADR)	1,472,368	22,851
		247,116
Total common stocks (cost: $11,211,286,000)		13,203,236
Preferred securities 0.18% Materials 0.10%
Gerdau SA, preferred nominative shares	2,869,272	13,774
Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	283,202	11,434
Total preferred securities (cost: $15,662,000)		25,208
Rights & warrants 0.03% Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[5]	562,000	4,272
Total rights & warrants (cost: $4,221,000)		4,272
Bonds, notes & other debt instruments 0.32% Bonds & notes of governments & government agencies outside the U.S. 0.32%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 1/1/2033	BRL250,000	45,408
Total bonds, notes & other debt instruments (cost: $43,622,000)		45,408
International Growth and Income Fund — Page 6 of 10

unaudited
Short-term securities 5.91% Money market investments 5.28%	Shares	Value (000)
Capital Group Central Cash Fund 5.44%[6,7]	7,425,246	$742,451
Money market investments purchased with collateral from securities on loan 0.63%
Capital Group Central Cash Fund 5.44%[6,7,8]	146,613	14,660
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[6,8]	13,044,248	13,044
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.24%[6,8]	10,500,000	10,500
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.23%[6,8]	10,500,000	10,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[6,8]	10,500,000	10,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[6,8]	9,600,000	9,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%[6,8]	8,800,000	8,800
Fidelity Investments Money Market Government Portfolio, Class I 5.23%[6,8]	6,100,000	6,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.27%[6,8]	4,400,000	4,400
		88,104
Total short-term securities (cost: $830,523,000)		830,555
Total investment securities 100.38% (cost: $12,105,314,000)		14,108,679
Other assets less liabilities (0.38)%		(52,855)
Net assets 100.00%		$14,055,824
Investments in affiliates7

	Value of affiliates at 7/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Short-term securities 5.39%
Money market investments 5.28%
Capital Group Central Cash Fund 5.44%[6]	$677,360	$389,552	$324,328	$(1)	$(132)	$742,451	$8,839
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 5.44%[6,8]	39,941		25,281 [9]			14,660	— [10]
Total 5.39%				$(1)	$(132)	$757,111	$8,839

[1]	All or a portion of this security was on loan. The total value of all such securities was $204,125,000, which represented 1.45% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,272,000, which represented .03% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 9/30/2023.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
International Growth and Income Fund — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
International Growth and Income Fund — Page 8 of 10

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$160,710	$2,255,363	$— *	$2,416,073
Industrials	310,185	1,571,158	—	1,881,343
Information technology	99,881	1,361,134	—	1,461,015
Consumer discretionary	116,750	1,333,805	—	1,450,555
Health care	72,687	1,358,136	—	1,430,823
Consumer staples	363,276	1,040,153	—	1,403,429
Energy	391,800	609,224	— *	1,001,024
Communication services	81,222	740,824	—	822,046
Materials	393,545	375,066	— *	768,611
Utilities	48,031	273,170	—	321,201
Real estate	65,163	181,953	—	247,116
Preferred securities	13,774	11,434	—	25,208
Rights & warrants	—	4,272	—	4,272
Bonds, notes & other debt instruments	—	45,408	—	45,408
Short-term securities	830,555	—	—	830,555
Total	$2,947,579	$11,161,100	$— *	$14,108,679
*
Amount less than one thousand.
Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
REIT = Real Estate Investment Trust
International Growth and Income Fund — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-034-1123O-S96423
International Growth and Income Fund — Page 10 of 10